Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Stock-based compensation	$ 1,727,674	$ 2,120,655
Depreciation	$ 8,283,981	$ 7,465,095